Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenue from continuing operations	$ 180,665	$ 230,604	$ 200,583
Net loss attributable to Xunlei Limited	(53,169)	(39,278)	(37,822)
Variable Interest Entity, Primary Beneficiary [Member]
Net revenue from continuing operations	177,520	231,616	200,591
Net loss attributable to Xunlei Limited	$ (56,328)	$ (40,728)	$ (49,339)